CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010		$ 9,732,000	$ 8,823,000	$ 109,768,000	$ (4,728,000)	$ 199,000	$ 0
Balance, shares at Dec. 31, 2010		1,888,748
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	178,000	0
Change in unrealized gain on securities available for sale		0	0	0	0	297,000	0
Plus reclassification adjustment for realized losses included in net income on called securities	26,000	0	0	0	0	26,000	0
Net income	9,383,000	0	0	9,383,000	0	0	0
Purchase of treasury stock		0	0	0	(107,000)	0	0
Purchase of treasury stock, shares		(1,048)
Shares issued as compensation		0	3,000	0	16,000	0	0
Shares issued as compensation, shares		192
Cash dividend		0	0	(2,691,000)	0	0	0
Balance at Jun. 30, 2011		9,732,000	8,826,000	116,460,000	(4,819,000)	700,000	0
Balance, shares at Jun. 30, 2011		1,887,892
Balance at Dec. 31, 2011	135,780,000	9,732,000	8,834,000	120,675,000	(4,912,000)	(1,455,000)	2,906,000
Balance, shares at Dec. 31, 2011		1,887,254
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	(896,000)	0
Change in unrealized gain on securities available for sale		0	0	0	0	(182,000)	0
Plus reclassification adjustment for realized losses included in net income on called securities	2,000	0	0	0	0	2,000	0
Net income	8,019,000	0	0	8,085,000	0	0	(66,000)
Purchase of treasury stock		0	0	0	(222,000)	0	0
Purchase of treasury stock, shares	(1,436)
Shares issued as compensation		0	17,000	0	20,000	0	0
Shares issued as compensation, shares	243
Cash dividend		0	0	(2,831,000)	0	0	0
Balance at Jun. 30, 2012	$ 139,707,000	$ 9,732,000	$ 8,851,000	$ 125,929,000	$ (5,114,000)	$ (2,531,000)	$ 2,840,000
Balance, shares at Jun. 30, 2012		1,886,061